Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Retained Earnings [Member]	Treasury Stock [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Jun. 30, 2016	$ 14,630	$ 28,432	$ (1,658)	$ 2,389	$ 43,793
Net income		2,994			2,994
Other comprehensive loss				(1,944)	(1,944)
Dividend reinvestment plan shares associated with expired and forfeited restricted stock awards retired to treasury		4	(4)
Cash dividends declared		(1,308)			(1,308)
Balance at Jun. 30, 2017	14,630	30,122	(1,662)	445	43,535
Net income					2,499
Other comprehensive loss					(1,807)
Dividend reinvestment plan shares associated with expired and forfeited restricted stock awards retired to treasury
Cash dividends declared					(1,010)
6,321 shares issued associated with stock awards					90
Balance at Mar. 31, 2018					43,307
Balance at Jun. 30, 2017	14,630	30,122	(1,662)	445	43,535
Net income		3,581			3,581
Other comprehensive loss				(2,094)	(2,094)
Dividend reinvestment plan shares associated with expired and forfeited restricted stock awards retired to treasury		4	(4)
Cash dividends declared		(1,351)			(1,351)
Reclassification of disproportionate income tax effects		(14)		14
6,321 shares issued associated with stock awards			90		90
Balance at Jun. 30, 2018	14,630	32,342	(1,576)	(1,635)	43,761
Balance at Dec. 31, 2017					44,171
Net income					913
Other comprehensive loss					(1,435)
Dividend reinvestment plan shares associated with expired and forfeited restricted stock awards retired to treasury
Cash dividends declared					(342)
6,321 shares issued associated with stock awards
Balance at Mar. 31, 2018					43,307
Balance at Jun. 30, 2018	$ 14,630	$ 32,342	$ (1,576)	$ (1,635)	43,761
Net income					4,557
Other comprehensive loss					1,799
Dividend reinvestment plan shares associated with expired and forfeited restricted stock awards retired to treasury					(2)
Cash dividends declared					(1,065)
6,321 shares issued associated with stock awards					61
Balance at Mar. 31, 2019					49,111
Balance at Dec. 31, 2018					46,896
Net income					1,035
Other comprehensive loss					1,535
Dividend reinvestment plan shares associated with expired and forfeited restricted stock awards retired to treasury
Cash dividends declared					(355)
6,321 shares issued associated with stock awards
Balance at Mar. 31, 2019					$ 49,111